UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07319

Fidelity Covington Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

(Address of principal executive offices) (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant’s telephone number, including area code: 617-563-7000

Date of fiscal year end: October 31

Date of reporting period: January 31, 2018

Item 1.	Schedule of Investments

Quarterly Holdings Report

for

Fidelity® International High Dividend ETF

January 31, 2018

IHD-QTLY-0318

1.9885308.100

Investments January 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.9%
	Shares	Value
AUSTRALIA – 8.2%
Bank of Queensland Ltd.	9,428	$94,128
Crown Resorts Ltd.	9,208	98,312
National Australia Bank Ltd.	4,948	116,144
Sonic Healthcare Ltd.	908	17,450
Telstra Corp. Ltd.	62,796	185,660
Wesfarmers Ltd.	880	31,066
Westpac Banking Corp.	5,152	128,362
Woodside Petroleum Ltd.	5,444	145,290

TOTAL AUSTRALIA		816,412

BELGIUM – 0.3%
Anheuser-Busch InBev S.A.	308	34,884

TOTAL BELGIUM		34,884

CANADA – 7.9%
Canadian Imperial Bank of Commerce	1,384	137,117
Canadian National Railway Co.	544	43,600
CI Financial Corp.	4,932	118,729
Inter Pipeline Ltd.	7,724	148,075
National Bank of Canada	2,488	129,133
Nutrien Ltd. (a)	436	22,810
Power Financial Corp.	3,884	107,142
Shaw Communications, Inc.	3,748	81,816

TOTAL CANADA		788,422

DENMARK – 0.3%
Novo Nordisk A/S Class B	604	33,521

TOTAL DENMARK		33,521

FINLAND – 0.2%
Kesko Oyj	288	16,788

TOTAL FINLAND		16,788

FRANCE – 10.8%
AXA S.A.	4,792	157,597
Bouygues S.A.	1,100	61,143
Casino Guichard Perrachon S.A.	244	14,265
Edenred	1,812	58,514
Engie S.A.	20,528	356,302
Sanofi	332	29,299
TOTAL S.A.	3,660	212,206
Vivendi S.A.	6,384	187,293

TOTAL FRANCE		1,076,619

GERMANY – 8.1%
Allianz SE	776	196,271
BASF SE	288	33,776
Bayer AG	240	31,449
Bayerische Motoren Werke AG	1,312	149,811
Daimler AG	1,976	180,882

	Shares	Value
HUGO BOSS AG	1,464	$134,468
K+S AG	688	19,322
Siemens AG	432	65,579

TOTAL GERMANY		811,558

HONG KONG – 2.5%
CLP Holdings Ltd.	22,000	224,566
Jardine Matheson Holdings Ltd.	400	25,392

TOTAL HONG KONG		249,958

ITALY – 3.2%
Intesa Sanpaolo SpA	46,604	183,114
Snam SpA	27,996	136,218

TOTAL ITALY		319,332

JAPAN – 17.1%
Aozora Bank Ltd.	2,800	113,729
Astellas Pharma, Inc.	2,000	26,302
Bridgestone Corp.	2,800	136,657
Honda Motor Co. Ltd.	4,000	141,063
ITOCHU Corp.	3,200	62,966
Japan Airlines Co. Ltd.	1,200	45,345
Japan Tobacco, Inc.	800	26,512
JSR Corp.	800	19,016
Kawasaki Heavy Industries Ltd.	1,200	49,689
Lawson, Inc.	400	27,126
Mitsubishi Materials Corp.	400	14,891
Mitsui & Co. Ltd.	3,200	56,302
Mizuho Financial Group, Inc.	68,000	128,911
Nissan Motor Co. Ltd.	10,400	111,410
Subaru Corp.	2,800	93,264
Sumitomo Corp.	3,600	62,246
Sumitomo Mitsui Financial Group, Inc.	3,200	144,115
Takeda Pharmaceutical Co. Ltd.	500	29,287
The Chugoku Electric Power Co., Inc.	17,600	194,970
Toyota Motor Corp.	3,200	220,472

TOTAL JAPAN		1,704,273

JERSEY – 0.9%
Phoenix Group Holdings	8,028	87,085

TOTAL JERSEY		87,085

LUXEMBOURG – 0.8%
SES S.A.	5,264	82,151

TOTAL LUXEMBOURG		82,151

NETHERLANDS – 4.8%
ING Groep N.V.	8,372	164,386
Royal Dutch Shell PLC Class B	8,760	310,739

TOTAL NETHERLANDS		475,125

Quarterly Report	2

Common Stocks – continued
	Shares	Value

NEW ZEALAND – 2.4%
Fletcher Building Ltd.	92	$530
Spark New Zealand Ltd.	90,480	239,378

TOTAL NEW ZEALAND		239,908

NORWAY – 0.2%
Yara International ASA	432	20,763

TOTAL NORWAY		20,763

PORTUGAL – 2.7%
EDP - Energias de Portugal S.A.	77,240	271,293

TOTAL PORTUGAL		271,293

SINGAPORE – 2.3%
Oversea-Chinese Banking Corp. Ltd.	23,600	232,618

TOTAL SINGAPORE		232,618

SPAIN – 5.0%
Abertis Infraestructuras S.A.	3,384	82,012
Banco Bilbao Vizcaya Argentaria S.A.	16,992	159,462
Telefonica S.A.	24,728	253,673

TOTAL SPAIN		495,147

SWEDEN – 1.4%
Nordea Bank AB	8,992	110,964
Skanska AB	1,684	34,225

TOTAL SWEDEN		145,189

SWITZERLAND – 5.4%
ABB Ltd.	2,696	75,145
Nestle S.A.	852	73,597
Novartis AG	648	58,486
Roche Holding AG	184	45,462
UBS Group AG	7,788	158,145
Zurich Insurance Group AG	400	131,464

TOTAL SWITZERLAND		542,299

UNITED KINGDOM – 15.4%
Admiral Group PLC	3,396	89,107

	Shares	Value

AstraZeneca PLC	396	$27,488
Berkeley Group Holdings PLC	3,020	170,060
BP PLC	30,800	219,739
British American Tobacco PLC	692	47,296
Capita PLC	10,224	26,493
GlaxoSmithKline PLC	1,396	25,985
HSBC Holdings PLC	20,556	219,305
Imperial Brands PLC	588	24,199
J Sainsbury PLC	5,672	20,335
Legal & General Group PLC	28,152	108,163
Pearson PLC	13,396	131,850
Rio Tinto Ltd.	424	26,257
Rio Tinto PLC	616	34,288
Unilever N.V.	640	36,942
Vodafone Group PLC	105,116	335,092

TOTAL UNITED KINGDOM		1,542,599

TOTAL COMMON STOCKS (Cost $10,036,392)		9,985,944

Money Market Funds – 0.1%

Fidelity Cash Central Fund, 1.39% (b) (Cost $5,911)	5,909	5,910

TOTAL INVESTMENT PORTFOLIO – 100.0% (Cost $10,042,303)		9,991,854

NET OTHER ASSETS (LIABILITIES) – 0.00%		2,079

NET ASSETS – 100.0%		$9,993,933

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

(a)	Non-income producing.

(b)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund’s financial statements are available on the SEC’s website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$61

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

3	Quarterly Report

Investments (Unaudited) – continued

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2018, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$1,919,509	$1,084,793	$834,716	$—
Consumer Staples	353,010	106,653	246,357	—
Energy	1,172,267	429,583	742,684	—
Financials	3,215,191	1,619,939	1,595,252	—
Health Care	324,729	17,450	307,279	—
Industrials	748,651	331,379	417,272	—
Materials	191,653	89,682	101,971	—
Telecommunication Services	1,013,803	239,378	774,425	—
Utilities	1,047,131	852,161	194,970	—
Money Market Funds	5,910	5,910	—	—

Total Investments in Securities:	$9,991,854	$4,776,928	$5,214,926	$—

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund’s investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Quarterly Report	4

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

5	Quarterly Report

Quarterly Holdings Report

for

Fidelity® International Value Factor ETF

January 31, 2018

IVE-QTLY-0318

1.9885310.100

Investments January 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 100.0%
	Shares	Value
AUSTRALIA – 2.9%
Australia & New Zealand Banking Group Ltd.	4,130	$95,113
National Australia Bank Ltd.	3,895	91,427
Sonic Healthcare Ltd.	3,180	61,114
Westpac Banking Corp.	4,320	107,633

TOTAL AUSTRALIA		355,287

CANADA – 8.1%
Air Canada (a)	5,205	101,180
Canadian Imperial Bank of Commerce	1,370	135,730
Canadian Natural Resources Ltd.	3,065	104,634
CGI Group, Inc. Class A (a)	740	42,354
Magna International, Inc.	1,055	60,264
Manulife Financial Corp.	6,045	128,272
Suncor Energy, Inc.	3,440	124,623
Teck Resources Ltd. Class B	4,180	121,390
The Toronto-Dominion Bank	3,105	188,875

TOTAL CANADA		1,007,322

DENMARK – 2.1%
AP Moller – Maersk A/S Class B	45	80,323
Novo Nordisk A/S Class B	1,990	110,442
Vestas Wind Systems A/S	1,070	72,983

TOTAL DENMARK		263,748

FINLAND – 1.0%
UPM-Kymmene Oyj	3,560	119,957

TOTAL FINLAND		119,957

FRANCE – 10.8%
AXA S.A.	3,155	103,760
Capgemini SE	1,330	176,602
Engie S.A.	7,900	137,119
L’Oreal S.A.	585	132,987
Peugeot S.A.	4,540	101,967
Sanofi	1,150	101,489
Schneider Electric SE	1,385	129,771
Societe Generale S.A.	1,445	83,980
TOTAL S.A.	2,435	141,181
Unibail-Rodamco SE	258	66,178
Unibail-Rodamco SE	172	44,119
Vinci S.A.	1,215	131,315

TOTAL FRANCE		1,350,468

GERMANY – 8.7%
Allianz SE	705	178,313
BASF SE	1,535	180,021
Bayer AG	840	110,071
Daimler AG	1,825	167,060
Deutsche Bank AG	6,395	117,460
Deutsche Lufthansa AG	5,815	207,492

	Shares	Value
Merck KGaA	385	$42,073
ProSiebenSat.1 Media SE	2,145	82,174

TOTAL GERMANY		1,084,664

HONG KONG – 3.1%
CK Asset Holdings Ltd.	10,000	95,428
CLP Holdings Ltd.	7,500	76,556
Galaxy Entertainment Group Ltd.	10,000	88,589
Hongkong Land Holdings Ltd.	4,500	32,400
Jardine Matheson Holdings Ltd.	1,500	95,220

TOTAL HONG KONG		388,193

ITALY – 1.5%
Eni SpA	4,025	72,459
UniCredit SpA (a)	5,360	118,095
UniCredit SpA rights 2/21/18 (a)	4,288	21

TOTAL ITALY		190,575

JAPAN – 23.5%
Alfresa Holdings Corp.	4,500	109,530
Astellas Pharma, Inc.	8,000	105,210
Central Japan Railway Co.	500	94,980
Daiwa House Industry Co. Ltd.	3,500	138,630
FUJIFILM Holdings Corp.	2,500	96,367
Fujitsu Ltd.	10,000	73,836
Haseko Corp.	5,500	86,010
Hitachi Ltd.	15,000	119,697
Honda Motor Co. Ltd.	3,500	123,430
ITOCHU Corp.	6,500	127,899
Japan Tobacco, Inc.	3,500	115,989
JXTG Holdings, Inc.	10,500	69,905
Kao Corp.	2,000	138,977
KDDI Corp.	3,500	88,824
Marubeni Corp.	15,500	116,575
Mazda Motor Corp.	4,500	63,386
Mitsubishi Corp.	5,000	140,127
Mitsubishi UFJ Financial Group, Inc.	20,000	151,227
Mitsui & Co. Ltd.	7,500	131,959
Mizuho Financial Group, Inc.	54,000	102,371
Nippon Steel & Sumitomo Metal Corp.	7,000	178,655
Nippon Telegraph & Telephone Corp.	2,000	95,769
Nomura Holdings, Inc.	13,500	88,134
Sony Corp.	2,500	119,903
The Kansai Electric Power Co., Inc.	3,500	43,612
Toyota Motor Corp.	3,000	206,692

TOTAL JAPAN		2,927,694

LUXEMBOURG – 1.6%
ArcelorMittal (a)	3,670	133,163
SES S.A.	4,120	64,298

TOTAL LUXEMBOURG		197,461

Quarterly Report	2

Common Stocks – continued
	Shares	Value
MEXICO – 1.2%
Fresnillo PLC	7,905	$150,849

TOTAL MEXICO		150,849

NETHERLANDS – 5.9%
Aegon N.V.	14,910	101,888
Gemalto N.V.	2,096	129,516
Gemalto N.V.	524	32,379
Koninklijke Ahold Delhaize N.V.	5,200	116,015
NN Group N.V.	2,220	104,737
Royal Dutch Shell PLC Class B	7,035	249,549

TOTAL NETHERLANDS		734,084

NEW ZEALAND – 0.0%
Fletcher Building Ltd.	500	2,878

TOTAL NEW ZEALAND		2,878

NORWAY – 0.6%
Marine Harvest ASA	4,605	79,718

TOTAL NORWAY		79,718

SINGAPORE – 2.7%
DBS Group Holdings Ltd.	6,000	120,750
Oversea-Chinese Banking Corp. Ltd.	11,000	108,424
Wilmar International Ltd.	42,500	103,674

TOTAL SINGAPORE		332,848

SPAIN – 0.4%
Repsol S.A.	2,815	52,966

TOTAL SPAIN		52,966

SWEDEN – 1.0%
Volvo AB Class B	6,115	124,824

TOTAL SWEDEN		124,824

SWITZERLAND – 7.3%
Adecco Group AG	1,290	106,143
Aryzta AG	2,693	72,537
Credit Suisse Group AG	7,125	137,805
Novartis AG	2,265	204,432
Roche Holding AG	650	160,598
Swiss Re AG	1,130	111,452
Zurich Insurance Group AG	375	123,247

TOTAL SWITZERLAND		916,214

	Shares	Value
UNITED KINGDOM – 16.2%
3i Group PLC	7,135	$94,357
Aviva PLC	14,500	105,784
Barclays PLC	42,260	120,184
BT Group PLC	31,995	116,895
Centrica PLC	47,185	89,406
Fiat Chrysler Automobiles N.V. (a)	7,055	170,470
GlaxoSmithKline PLC	5,145	95,769
J Sainsbury PLC	30,620	109,776
Lloyds Banking Group PLC	145,935	144,184
Micro Focus International PLC	1,265	38,616
Rio Tinto Ltd.	2,475	153,266
Royal Mail PLC	32,355	215,685
Tate & Lyle PLC	10,655	97,095
Unilever N.V.	2,665	153,829
Unilever PLC	2,485	140,642
Vodafone Group PLC	53,335	170,023

TOTAL UNITED KINGDOM		2,015,981

UNITED STATES – 1.4%
Carnival PLC	2,435	171,801

TOTAL UNITED STATES		171,801

TOTAL COMMON STOCKS (Cost $12,536,043)		12,467,532

Money Market Funds – 0.0%

Fidelity Cash Central Fund, 1.39% (b) (Cost $56)	55	55

TOTAL INVESTMENT PORTFOLIO – 100.0% (Cost $12,536,099)		12,467,587

NET OTHER ASSETS (LIABILITIES) – 0.00%		1,709

NET ASSETS – 100.0%		$12,469,296

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

(a)	Non-income producing.

(b)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund’s financial statements are available on the SEC’s website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$353

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

3	Quarterly Report

Investments (Unaudited) – continued

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2018, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$1,506,044	$652,648	$853,396	$—
Consumer Staples	1,261,239	711,802	549,437	—
Energy	815,317	282,223	533,094	—
Financials	2,963,223	1,537,939	1,425,284	—
Health Care	1,100,728	103,187	997,541	—
Industrials	1,876,476	824,724	1,051,752	—
Information Technology	709,367	419,467	289,900	—
Materials	1,040,179	681,503	358,676	—
Real Estate	376,755	238,125	138,630	—
Telecommunication Services	471,511	—	471,511	—
Utilities	346,693	303,081	43,612	—
Money Market Funds	55	55	—	—

Total Investments in Securities:	$12,467,587	$5,754,754	$6,712,833	$—

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund’s investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Quarterly Report	4

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

5	Quarterly Report

Item 2.	Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Covington Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.	Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Covington Trust

By:	/s/ Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	March 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	March 29, 2018

By:	/s/ Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	March 29, 2018